Share capital - Schedule of Preferred Shares Outstanding (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Series A preferred shares [Member]	Dec. 31, 2012 Series A preferred shares [Member]	Dec. 31, 2013 Series B preferred shares [Member]	Dec. 31, 2012 Series B preferred shares [Member]	Dec. 31, 2013 Series C preferred shares [Member]	Dec. 31, 2012 Series C preferred shares [Member]	Dec. 31, 2011 Series C preferred shares [Member]	Dec. 31, 2013 Series D preferred shares [Member]	Nov. 08, 2013 Series D preferred shares [Member]	Dec. 31, 2012 Series D preferred shares [Member]	Dec. 13, 2012 Series D preferred shares [Member]	Dec. 31, 2013 Series R preferred stock [Member]	Dec. 31, 2012 Series R preferred stock [Member]	Apr. 19, 2011 Series R preferred stock [Member]
Class of Stock [Line Items]
Shares Authorized	65,000,000	65,000,000	315,000		260,000		40,000,000			20,000,000				1,000,000		1,000,000
Shares Issued	18,970,531	17,305,000	200,000				13,665,531		14,000,000	5,105,000	2,000,000		3,105,000
Liquidation preference			$ 344,262	$ 305,872			$ 341,638	$ 350,000		$ 127,625		$ 77,625